EMPLOYEE AND DIRECTOR BENEFITS, Restricted stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Stock [Member]
Non-vested restricted stock outstanding, number of shares [Roll Forward]
Beginning balance outstanding (in shares)	3,334	6,667
Granted (in shares)	0	0
Vested (in shares)	(3,334)	(3,333)
Ending balance outstanding (in shares)	0	3,334
Non-vested restricted stock outstanding, weighted average grant date fair value [Roll Forward]
Beginning balance outstanding (in dollars per share)	$ 3.31	$ 3.31
Ending balance outstanding (in dollars per share)	$ 0	$ 3.31
Stock Options [Member]
Non-vested restricted stock outstanding, weighted average grant date fair value [Roll Forward]
Unrecognized compensation cost related to non-vested options granted	$ 1
Unrecognized compensation weighted average period of recognition	1 year